			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number: _______
 This Amendment (Check only one.):    [ ] is a restatement.
				      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:Hackett Investment Advisors, Inc.
Address:  7373 N Scottsdale Road, Suite A-199
          Scottsdale, AZ  85253

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas R Hackett
Title: President
Phone: 480-483-9413

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reorted in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this reprt, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Manager: zero

Form 13F Information Table Entry Total: 76

Form 13F Information Table Value Total: 102071



List of Other Included Managers:  NONE
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alcoa Inc                      COM              013817101     3425   105850 SH       SOLE                   105300               550
Allied Capital Corp            COM              01903Q108     4170   144935 SH       SOLE                   135105              9830
                                                                29     1000 SH       DEFINED                                    1000
Ameren Corp.                   COM              023608102     2528    50065 SH       SOLE                    46455              3610
American Soil Tech Inc.        COM              02968p100       16    37000 SH       SOLE                                      37000
Amgen Incorporated             COM              031162100     2499    38310 SH       SOLE                    35100              3210
                                                                65     1000 SH       DEFINED                                    1000
Becton Dickinson & Co.         COM              075887109      489     8000 SH       SOLE                     7550               450
CDW Corp                       COM              12512n105     2111    38625 SH       SOLE                    38350               275
Cardiogenesis Corp             COM              14159w109       20    52389 SH       SOLE                    52389
Caspian Energy Inc.            COM              147664106       22    10000 SH       SOLE                    10000
Chevron Corp                   COM              166764100     3929    63309 SH       SOLE                    58505              4804
                                                                62     1000 SH       DEFINED                                    1000
Cisco Systems Inc              COM              17275r102     2760   141333 SH       SOLE                   139283              2050
                                                                59     3000 SH       DEFINED                                    3000
Citigroup Inc.                 COM              172967101     4015    83221 SH       SOLE                    78925              4296
ConocoPhillips                 COM              20825c104     2642    40320 SH       SOLE                    38185              2135
                                                                66     1000 SH       DEFINED                                    1000
E M C Corp Mass                COM              268648102     1914   174475 SH       SOLE                   168275              6200
Enbridge Energy Partners LP    COM              29250r106      528    12125 SH       SOLE                    12125
Endologix Inc                  COM              29266s106     1960   553775 SH       SOLE                   553775
Exxon Mobil                    COM              30231g102     1869    30457 SH       SOLE                    23374              7083
Franklin Street Ppty           COM              35471r106     4977   252885 SH       SOLE                   242425             10460
                                                                39     2000 SH       DEFINED                                    2000
General Elec Co                COM              369604103     5163   156635 SH       SOLE                   144623             12012
                                                               132     4000 SH       DEFINED                                    4000
Gentex Corp                    COM              371901109     2315   165330 SH       SOLE                   162170              3160
Glaxosmithkline Plc Adrf Spons COM              37733w105      232     4150 SH       SOLE                     4000               150
Home Depot Inc                 COM              437076102     2574    71924 SH       SOLE                    68974              2950
IShares Trusts DJ Select Divid COM              464287168      611     9690 SH       SOLE                     5732              3958
Ingersoll Rand Co Cl A         COM              G4776g101     1730    40450 SH       SOLE                    38835              1615
                                                                43     1000 SH       DEFINED                                    1000
Intel Corp                     COM              458140100     1703    89613 SH       SOLE                    69718             19895
Intl Speedway Cl A             COM              460335201     1785    38500 SH       SOLE                    36525              1975
Ishares Tr DJ US Basic Materia COM              464287838      300     5372 SH       SOLE                     3599              1773
Johnson & Johnson              COM              478160104     4391    73287 SH       SOLE                    68747              4540
                                                                60     1000 SH       DEFINED                                    1000
Kinetic Concepts Inc.          COM              49460w208      909    20585 SH       SOLE                    19835               750
                                                                44     1000 SH       DEFINED                                    1000
L-3 Communications Hldgs       COM              502424104      207     2740 SH       SOLE                     1500              1240
Liberty Property Trust Reit    COM              531172104     1613    36500 SH       SOLE                    35300              1200
                                                                44     1000 SH       DEFINED                                    1000
Light Management Group Com New COM              53222e209        0    13525 SH       SOLE                                      13525
Lyondell Petrochemical Co.     COM              552078107     2121    93620 SH       SOLE                    93620
                                                                41     1800 SH       DEFINED                                    1800
Mckesson Corporation           COM              58155q103      219     4630 SH       SOLE                     4005               625
Medcath                        COM              58404w109     1062    56382 SH       SOLE                    56382
Medtronic Inc.                 COM              585055106     1964    41856 SH       SOLE                    41356               500
                                                                47     1000 SH       DEFINED                                    1000
Microsoft Corp                 COM              594918104     2225    95477 SH       SOLE                    92642              2835
                                                                47     2000 SH       DEFINED                                    2000
New Plan Excel Rlty Tr         COM              648053106     3389   137250 SH       SOLE                   132925              4325
                                                                25     1000 SH       DEFINED                                    1000
North Fork Bancorp Inc         COM              659424105     1195    39610 SH       SOLE                    38875               735
One Source Technologies        COM              68272m109        0    28500 SH       SOLE                    28500
Pepsico Inc                    COM              713448108      631    10510 SH       SOLE                      880              9630
                                                                60     1000 SH       DEFINED                                    1000
Pfizer                         COM              717081103     3946   168139 SH       SOLE                   163564              4575
                                                                47     2000 SH       DEFINED                                    2000
Procter & Gamble Co            COM              742718109      218     3921 SH       SOLE                     2431              1490
St Paul Companies Inc          COM              792860108     4616   103555 SH       SOLE                   101605              1950
Thornburg Mortgage Inc         COM              885218107      228     8180 SH       SOLE                     5465              2715
                                                                28     1000 SH       DEFINED                                    1000
Time America Inc               COM              887160109        4    10000 SH       SOLE                    10000
Valero LP                      COM              91913w104     1069    21653 SH       SOLE                    20119              1534
Verizon Communications         COM              92343v104     1762    52620 SH       SOLE                    48025              4595
                                                                33     1000 SH       DEFINED                                    1000
Wal Mart Stores Inc            COM              931142103      393     8155 SH       SOLE                     4955              3200
                                                                48     1000 SH       DEFINED                                    1000
Washington Mutual Inc          COM              939322103     2206    48395 SH       SOLE                    45600              2795
Westamerica Bancorp            COM              957090103     2850    58195 SH       SOLE                    54595              3600
Wyeth                          COM              983024100      293     6600 SH       SOLE                     5600              1000
Zebra Technologies Cp          COM              989207105     2062    60375 SH       SOLE                    59925               450
Power Medical Interventions, I                  power           50    45687 SH       SOLE                    45687
Utd Sts Steel LLC                               91263p204     1069    41600 SH       SOLE                    41100               500
Crescent Real Conv A Pfd                        225756204     4072   193175 SH       SOLE                   190475              2700